ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue	¥ 42,000	¥ 65,497,646	$ 9,366,039	¥ 92,256,302	¥ 118,678,591
Cost of revenues		(64,087,042)	(9,164,325)	(82,199,191)	(99,630,956)
Gross profit		1,410,604	201,714	10,057,111	19,047,635
Total operating expenses		(10,315,928)	(1,475,158)	(13,401,819)	(12,955,015)
Loss from operations		(8,905,324)	(1,273,444)	(3,344,708)	6,092,620
Share of income from subsidiaries and affiliates		(147,862)	(21,144)	(177,013)	222,674
Interest expenses		(1,360,138)	(194,497)	(1,143,079)	(1,171,136)
Interest income		504,109	72,087	414,685	553,531
Exchange gain/(loss)		7,006	1,002	484,364	938,092
Change in fair value of convertible senior notes		81,336	11,631	29,070	18,079
Income tax expenses		2,220,948	317,591	(69,441)	(1,260,285)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		(4,445,094)	(635,640)	54,540	3,447,443
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue		0	0	0	0
Cost of revenues		0	0	0	0
Gross profit		0	0	0	0
Total operating expenses		(203,692)	(29,128)	(324,964)	(590,323)
Loss from operations		(203,692)	(29,128)	(324,964)	(590,323)
Share of income from subsidiaries and affiliates		(4,165,946)	(595,723)	93,252	4,055,054
Interest expenses		(5,041)	(721)	(25,511)	(19,962)
Interest income		4,886	699	15,203	23,376
Exchange gain/(loss)		(6,007)	(859)	(26,914)	10,831
Change in fair value of convertible senior notes		0	0	323,474	(31,188)
Income before income taxes		(4,375,800)	(625,732)	54,540	3,447,788
Income tax expenses		(134)	(19)		(345)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		¥ (4,375,934)	$ (625,751)	¥ 54,540	¥ 3,447,443